Note F - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Goodwill [Table Text Block]
	201 7	2016
Beginning of year	$7,801	$1,267
Acquired goodwill	----	6,534
Impairment	----	----
Finalization of Milton acquisition accounting	(430)	----
End of year	$7,371	$7,801

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2017		2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$224	$738	$68

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
201 8	$135
201 9	114
20 20	94
202 1	74
202 2	53
Thereafter	44
Total	$514